Portfolio of Investments
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 3.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class DR
3-month USD LIBOR + 6.870% Floor 6.870% 04/15/2034	9.382%	500,000	440,150
Bain Capital Credit CLO Ltd.(a),(b)
Series 2021-5A Class E
3-month USD LIBOR + 6.500% Floor 6.500% 10/23/2034	9.283%	280,000	232,326
Series 2021-6A Class E
3-month USD LIBOR + 6.500% Floor 6.500% 10/21/2034	9.232%	250,000	206,963
Series 2021-7A Class E
3-month USD LIBOR + 6.750% Floor 6.750% 01/22/2035	9.509%	250,000	208,325
Ballyrock CLO Ltd.(a),(b)
Series 2021-18A Class D
3-month USD LIBOR + 6.500% Floor 6.500% 01/15/2035	9.012%	250,000	208,409
Barings CLO Ltd.(a),(b)
Series 2021-2A Class E
3-month USD LIBOR + 6.250% Floor 6.250% 07/15/2034	8.762%	250,000	215,116
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2016-3A Class ERR
3-month USD LIBOR + 7.000% Floor 7.000% 07/20/2034	9.710%	250,000	202,137
FREED ABS Trust(a)
Subordinated Series 2019-2 Class C
11/18/2026	4.860%	380,505	380,394
Subordinated Series 2021-1CP Class B
03/20/2028	1.410%	531,065	525,357
LendingPoint Asset Securitization Trust(a),(c)
Subordinated Series 2021-1 Class B
04/15/2027	2.853%	159,344	158,647
Madison Park Funding XXII Ltd.(a),(b)
Series 2016-22A Class DR
3-month USD LIBOR + 3.500% Floor 3.500% 01/15/2033	6.012%	400,000	362,471
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octagon 55 Ltd.(a),(b)
Series 2021-1A Class E
3-month USD LIBOR + 6.500% Floor 6.500% 07/20/2034	9.210%	300,000	256,828
Octagon Investment Partners 48 Ltd.(a),(b)
Series 2020-3A Class ER
3-month USD LIBOR + 6.700% Floor 6.700% 10/20/2034	9.410%	250,000	216,995
PAGAYA AI Debt Trust(a)
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	350,000	340,108
Voya CLO Ltd.(a),(b)
Series 2021-1A Class E
3-month USD LIBOR + 6.350% Floor 6.350% 07/15/2034	8.862%	250,000	205,771
Total Asset-Backed Securities — Non-Agency (Cost $4,652,206)			4,159,997

Commercial Mortgage-Backed Securities - Non-Agency 3.0%

Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% Floor 2.400% 06/15/2035	5.218%	300,000	278,405
Subordinated Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	4.618%	300,000	288,847
CLNY Trust(a),(b)
Subordinated Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	5.539%	300,000	279,015
Subordinated Series 2019-IKPR Class F
1-month USD LIBOR + 3.417% Floor 3.417% 11/15/2038	6.235%	650,000	609,642
COMM Mortgage Trust(a),(d)
Subordinated Series 2020-CBM Class F
02/10/2037	3.754%	150,000	128,644
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	500,000	369,002
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	400,000	273,335
Columbia Variable Portfolio – Strategic Income Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSMC Trust(a),(d)
Subordinated Series 2019-UVIL Class E
12/15/2041	3.393%	600,000	432,591
Extended Stay America Trust(a),(b)
Series 2021-ESH Class D
1-month USD LIBOR + 2.250% Floor 2.250% 07/15/2038	4.641%	198,777	189,845
Morgan Stanley Capital I Trust(a),(d)
Series 2019-MEAD Class E
11/10/2036	3.283%	600,000	518,926
Progress Residential Trust(a)
Subordinated Series 2020-SFR2 Class F
06/17/2037	6.152%	500,000	483,231
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $4,240,448)			3,851,483

Common Stocks —%
Issuer	Shares	Value ($)
Financials —%
Diversified Financial Services —%
Fairlane Management Corp.(c),(e),(f)	2,000	—
Total Financials		—
Total Common Stocks (Cost $—)		—

Convertible Bonds 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.1%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	158,000	108,704
Total Convertible Bonds (Cost $149,381)			108,704

Corporate Bonds & Notes 37.3%

Aerospace & Defense 0.9%
Boeing Co. (The)
08/01/2059	3.950%	672,000	419,431
05/01/2060	5.930%	159,000	136,220
Bombardier, Inc.(a)
04/15/2027	7.875%	57,000	52,446
Howmet Aerospace, Inc.
01/15/2029	3.000%	107,000	87,473
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.(a)
12/15/2025	8.000%	70,000	71,015
03/15/2026	6.250%	256,000	248,277
TransDigm, Inc.
06/15/2026	6.375%	11,000	10,398
11/15/2027	5.500%	161,000	139,823
05/01/2029	4.875%	23,000	18,539
Total			1,183,622
Airlines 0.3%
Air Canada(a)
08/15/2026	3.875%	43,000	36,895
American Airlines, Inc.(a)
07/15/2025	11.750%	41,000	42,859
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	96,012	90,228
04/20/2029	5.750%	107,995	94,248
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	92,595	81,825
United Airlines, Inc.(a)
04/15/2026	4.375%	33,000	29,444
Total			375,499
Automotive 0.5%
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	8,000	6,782
Ford Motor Co.
02/12/2032	3.250%	85,000	61,222
01/15/2043	4.750%	105,000	69,817
Ford Motor Credit Co. LLC
09/08/2024	3.664%	47,000	44,162
06/16/2025	5.125%	72,000	67,947
11/13/2025	3.375%	40,000	35,385
08/17/2027	4.125%	74,000	63,714
02/16/2028	2.900%	22,000	17,325
11/13/2030	4.000%	19,000	14,820
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	84,000	68,814
IAA Spinco, Inc.(a)
06/15/2027	5.500%	57,000	52,013
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	29,000	27,991
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2027	8.500%	67,000	64,035
Tenneco, Inc.(a)
01/15/2029	7.875%	40,000	39,617
Total			633,644

2	Columbia Variable Portfolio – Strategic Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 7.0%
Bank of America Corp.(g)
10/22/2030	2.884%	1,010,000	829,021
07/23/2031	1.898%	1,000,000	744,904
10/20/2032	2.572%	646,000	494,585
02/04/2033	2.972%	710,000	556,211
Citigroup, Inc.(g)
01/25/2033	3.057%	785,000	619,030
Goldman Sachs Group, Inc. (The)(g)
07/21/2032	2.383%	1,310,000	989,565
10/21/2032	2.650%	648,000	496,482
HSBC Holdings PLC(g)
05/24/2032	2.804%	270,000	198,516
11/22/2032	2.871%	954,000	695,666
JPMorgan Chase & Co.(g)
04/22/2032	2.580%	828,000	640,791
11/08/2032	2.545%	1,340,000	1,018,652
Morgan Stanley(g)
07/21/2032	2.239%	182,000	136,855
Subordinated
09/16/2036	2.484%	70,000	50,160
04/20/2037	5.297%	360,000	324,416
Wells Fargo & Co.(g)
02/11/2031	2.572%	1,060,000	848,420
03/02/2033	3.350%	387,000	314,534
Total			8,957,808
Brokerage/Asset Managers/Exchanges 0.3%
AG Issuer LLC(a)
03/01/2028	6.250%	2,000	1,744
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	78,000	73,365
Hightower Holding LLC(a)
04/15/2029	6.750%	42,000	34,446
NFP Corp(a)
10/01/2030	7.500%	66,000	62,914
NFP Corp.(a)
08/15/2028	4.875%	131,000	111,833
08/15/2028	6.875%	156,000	121,680
Total			405,982
Building Materials 0.3%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	163,000	142,601
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	45,000	41,235
05/15/2029	4.125%	26,000	21,075
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
James Hardie International Finance DAC(a)
01/15/2028	5.000%	66,000	59,749
SRS Distribution, Inc.(a)
07/01/2028	4.625%	75,000	64,296
07/01/2029	6.125%	40,000	32,163
12/01/2029	6.000%	49,000	39,040
White Cap Buyer LLC(a)
10/15/2028	6.875%	38,000	31,397
Total			431,556
Cable and Satellite 2.0%
CCO Holdings LLC/Capital Corp.(a)
06/01/2029	5.375%	60,000	52,614
03/01/2030	4.750%	58,000	46,989
08/15/2030	4.500%	59,000	46,671
02/01/2031	4.250%	30,000	23,209
02/01/2032	4.750%	55,000	42,919
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	206,000	157,012
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	140,000	107,806
04/01/2063	5.500%	807,000	614,728
CSC Holdings LLC
06/01/2024	5.250%	16,000	14,855
CSC Holdings LLC(a)
01/15/2030	5.750%	75,000	53,334
12/01/2030	4.125%	154,000	115,699
12/01/2030	4.625%	69,000	46,920
02/15/2031	3.375%	132,000	93,040
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	43,000	37,155
DISH DBS Corp.(a)
12/01/2028	5.750%	180,000	135,708
DISH DBS Corp.
06/01/2029	5.125%	197,000	115,757
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	73,000	59,853
09/15/2028	6.500%	110,000	76,331
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	37,000	32,498
07/01/2030	4.125%	78,000	63,633
Videotron Ltd.(a)
06/15/2029	3.625%	388,000	314,824
Virgin Media Finance PLC(a)
07/15/2030	5.000%	81,000	60,648
VZ Secured Financing BV(a)
01/15/2032	5.000%	101,000	77,119
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	118,000	84,541

Columbia Variable Portfolio – Strategic Income Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ziggo BV(a)
01/15/2030	4.875%	102,000	80,652
Total			2,554,515
Chemicals 0.6%
Avient Corp.(a)
08/01/2030	7.125%	55,000	50,979
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	56,000	43,860
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	65,000	58,539
Element Solutions, Inc.(a)
09/01/2028	3.875%	70,000	56,375
HB Fuller Co.
10/15/2028	4.250%	86,000	72,321
Herens Holdco Sarl(a)
05/15/2028	4.750%	42,000	34,360
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	39,000	32,435
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	22,000	18,327
Ingevity Corp.(a)
11/01/2028	3.875%	46,000	38,044
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	69,000	66,377
Iris Holdings, Inc.(a),(h)
02/15/2026	8.750%	19,000	16,737
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	63,000	48,405
SPCM SA(a)
03/15/2027	3.125%	4,000	3,498
Unifrax Escrow Issuer Corp.(a)
09/30/2028	5.250%	32,000	24,615
WR Grace Holdings LLC(a)
06/15/2027	4.875%	99,000	85,290
08/15/2029	5.625%	119,000	89,849
Total			740,011
Construction Machinery 0.2%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	136,000	107,981
Herc Holdings, Inc.(a)
07/15/2027	5.500%	50,000	45,004
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	18,000	17,677
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Rentals North America, Inc.
01/15/2032	3.750%	19,000	14,918
Total			185,580
Consumer Cyclical Services 0.4%
APX Group, Inc.(a)
07/15/2029	5.750%	14,000	11,081
Arches Buyer, Inc.(a)
06/01/2028	4.250%	72,000	56,181
12/01/2028	6.125%	73,000	56,113
ASGN, Inc.(a)
05/15/2028	4.625%	77,000	66,887
Staples, Inc.(a)
04/15/2026	7.500%	52,000	43,657
Uber Technologies, Inc.(a)
05/15/2025	7.500%	40,000	39,914
01/15/2028	6.250%	97,000	90,210
08/15/2029	4.500%	164,000	138,021
Total			502,064
Consumer Products 0.3%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	60,000	55,022
Mattel, Inc.
10/01/2040	6.200%	40,000	37,613
Newell Brands, Inc.
09/15/2027	6.375%	20,000	19,834
09/15/2029	6.625%	29,000	28,360
04/01/2046	6.000%	192,000	150,217
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	27,000	18,991
Spectrum Brands, Inc.
07/15/2025	5.750%	38,000	36,075
Spectrum Brands, Inc.(a)
10/01/2029	5.000%	38,000	29,979
07/15/2030	5.500%	4,000	3,148
Tempur Sealy International, Inc.(a)
10/15/2031	3.875%	40,000	29,273
Total			408,512
Diversified Manufacturing 0.9%
Carrier Global Corp.
02/15/2030	2.722%	375,000	309,512
04/05/2050	3.577%	503,000	347,626
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	55,000	49,337

4	Columbia Variable Portfolio – Strategic Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
General Electric Co.(b)
Junior Subordinated
3-month USD LIBOR + 3.330% 12/31/2049	6.623%	290,000	272,136
Madison IAQ LLC(a)
06/30/2028	4.125%	24,000	19,421
06/30/2029	5.875%	49,000	34,167
Resideo Funding, Inc.(a)
09/01/2029	4.000%	34,000	27,415
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	24,000	20,445
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	61,000	61,002
06/15/2028	7.250%	49,000	48,226
Total			1,189,287
Electric 1.9%
AEP Texas, Inc.
01/15/2050	3.450%	435,000	295,822
Calpine Corp.(a)
02/15/2028	4.500%	44,000	38,528
Clearway Energy Operating LLC(a)
02/15/2031	3.750%	224,000	178,077
01/15/2032	3.750%	96,000	74,529
Duke Energy Corp.
08/15/2052	5.000%	306,000	261,377
Emera US Finance LP
06/15/2046	4.750%	365,000	286,984
Georgia Power Co.
03/15/2042	4.300%	200,000	159,675
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	56,000	45,080
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	24,000	23,008
09/15/2027	4.500%	142,000	129,715
NRG Energy, Inc.(a)
06/15/2029	5.250%	29,000	25,538
02/15/2031	3.625%	134,000	104,624
02/15/2032	3.875%	319,000	249,413
Pacific Gas and Electric Co.
07/01/2050	4.950%	415,000	305,170
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	41,000	35,659
PG&E Corp.
07/01/2028	5.000%	35,000	30,275
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	69,000	60,798
01/15/2030	4.750%	89,000	75,597
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vistra Operations Co. LLC(a)
07/31/2027	5.000%	24,000	21,669
05/01/2029	4.375%	81,000	67,700
Total			2,469,238
Environmental 0.2%
GFL Environmental, Inc.(a)
06/01/2025	4.250%	68,000	63,894
08/01/2025	3.750%	19,000	17,533
08/01/2028	4.000%	56,000	46,678
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	120,000	106,235
Total			234,340
Finance Companies 0.5%
Navient Corp.
06/25/2025	6.750%	58,000	54,404
OneMain Finance Corp.
09/15/2030	4.000%	4,000	2,804
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	67,000	60,245
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	111,000	85,414
03/01/2031	3.875%	82,000	60,048
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	425,000	293,773
Springleaf Finance Corp.
03/15/2024	6.125%	80,000	77,139
Total			633,827
Food and Beverage 1.9%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	687,000	595,415
Bacardi Ltd.(a)
05/15/2048	5.300%	520,000	442,925
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	70,000	66,186
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	229,000	201,545
Kraft Heinz Foods Co.
06/01/2046	4.375%	299,000	232,916
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%	36,000	32,731
01/31/2030	4.125%	45,000	38,051
01/31/2032	4.375%	45,000	37,296
Pilgrim’s Pride Corp.(a)
04/15/2031	4.250%	112,000	89,844
03/01/2032	3.500%	562,000	423,871

Columbia Variable Portfolio – Strategic Income Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Post Holdings, Inc.(a)
03/01/2027	5.750%	12,000	11,459
04/15/2030	4.625%	28,000	22,995
09/15/2031	4.500%	53,000	42,665
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	43,000	35,626
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	56,000	45,762
US Foods, Inc.(a)
04/15/2025	6.250%	4,000	3,941
02/15/2029	4.750%	17,000	14,551
06/01/2030	4.625%	35,000	29,029
Total			2,366,808
Gaming 0.5%
Boyd Gaming Corp.(a)
06/15/2031	4.750%	53,000	42,912
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	127,000	97,425
Colt Merger Sub, Inc.(a)
07/01/2025	6.250%	28,000	26,985
07/01/2027	8.125%	83,000	79,387
International Game Technology PLC(a)
02/15/2025	6.500%	55,000	54,862
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	107,000	88,221
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	35,000	26,953
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	61,000	48,869
Scientific Games International, Inc.(a)
07/01/2025	8.625%	20,000	20,505
05/15/2028	7.000%	45,000	42,394
11/15/2029	7.250%	28,000	26,062
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	47,000	43,985
Total			598,560
Health Care 1.9%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	12,000	10,961
04/15/2029	5.000%	29,000	25,719
AdaptHealth LLC(a)
08/01/2029	4.625%	19,000	15,226
03/01/2030	5.125%	61,000	50,335
Avantor Funding, Inc.(a)
07/15/2028	4.625%	29,000	25,850
11/01/2029	3.875%	164,000	133,234
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Becton Dickinson Euro Finance SARL
08/13/2041	1.336%	EUR	227,000	134,561
Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%		14,000	12,571
02/15/2029	3.125%		10,000	7,808
04/01/2030	3.500%		28,000	22,036
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%		22,000	21,902
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%		17,000	14,865
03/15/2029	3.750%		21,000	17,482
03/15/2031	4.000%		19,000	15,461
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%		108,000	83,184
04/15/2029	6.875%		44,000	21,301
05/15/2030	5.250%		101,000	70,275
02/15/2031	4.750%		39,000	26,226
CVS Health Corp.
03/25/2048	5.050%		155,000	136,452
HCA, Inc.
09/01/2028	5.625%		106,000	101,280
HCA, Inc.(a)
03/15/2052	4.625%		1,015,000	763,656
IQVIA, Inc.(a)
10/15/2026	5.000%		16,000	15,246
05/15/2027	5.000%		61,000	57,387
Mozart Debt Merger Sub, Inc.(a)
10/01/2029	5.250%		20,000	15,100
Owens & Minor, Inc.(a)
04/01/2030	6.625%		43,000	37,837
Radiology Partners, Inc.(a)
02/01/2028	9.250%		42,000	27,483
RP Escrow Issuer LLC(a)
12/15/2025	5.250%		192,000	158,582
Select Medical Corp.(a)
08/15/2026	6.250%		116,000	109,200
Surgery Center Holdings, Inc.(a)
04/15/2027	10.000%		53,000	51,528
Syneos Health, Inc.(a)
01/15/2029	3.625%		28,000	22,303
Tenet Healthcare Corp.
07/15/2024	4.625%		6,000	5,805
Tenet Healthcare Corp.(a)
02/01/2027	6.250%		51,000	47,599
11/01/2027	5.125%		89,000	80,001
10/01/2028	6.125%		77,000	67,930
01/15/2030	4.375%		37,000	30,859

6	Columbia Variable Portfolio – Strategic Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
US Acute Care Solutions LLC(a)
03/01/2026	6.375%	49,000	41,156
Total			2,478,401
Healthcare Insurance 0.2%
Centene Corp.
10/15/2030	3.000%	52,000	41,154
08/01/2031	2.625%	217,000	164,274
Total			205,428
Home Construction 0.2%
Meritage Homes Corp.
06/06/2027	5.125%	44,000	39,078
Meritage Homes Corp.(a)
04/15/2029	3.875%	195,000	154,978
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	47,000	38,215
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	52,000	45,706
Total			277,977
Independent Energy 1.4%
Apache Corp.
01/15/2030	4.250%	26,000	22,648
09/01/2040	5.100%	31,000	25,078
02/01/2042	5.250%	16,000	13,046
04/15/2043	4.750%	176,000	131,387
Callon Petroleum Co.
07/01/2026	6.375%	136,000	122,573
Callon Petroleum Co.(a)
08/01/2028	8.000%	129,000	118,895
CNX Resources Corp.(a)
03/14/2027	7.250%	3,000	2,922
01/15/2029	6.000%	41,000	37,674
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	98,000	87,536
Comstock Resources, Inc.(a)
03/01/2029	6.750%	19,000	17,584
01/15/2030	5.875%	27,000	23,506
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	22,000	19,513
Hilcorp Energy I LP/Finance Co.(a)
02/01/2029	5.750%	85,000	75,010
04/15/2030	6.000%	34,000	29,992
Matador Resources Co.
09/15/2026	5.875%	48,000	46,358
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Occidental Petroleum Corp.
09/01/2030	6.625%	117,000	118,542
01/01/2031	6.125%	170,000	167,431
09/15/2036	6.450%	449,000	447,044
03/15/2040	6.200%	31,000	29,991
03/15/2046	6.600%	114,000	116,244
Southwestern Energy Co.
02/01/2029	5.375%	17,000	15,444
02/01/2032	4.750%	158,000	132,808
Total			1,801,226
Integrated Energy 0.1%
Cenovus Energy, Inc.
02/15/2052	3.750%	105,000	71,153
Leisure 0.5%
Carnival Corp.(a)
03/01/2026	7.625%	169,000	128,440
03/01/2027	5.750%	61,000	42,771
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	15,000	14,445
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	29,000	26,883
Cinemark USA, Inc.(a)
03/15/2026	5.875%	145,000	121,669
NCL Corp., Ltd.(a)
03/15/2026	5.875%	31,000	23,776
Royal Caribbean Cruises Ltd.(a)
07/01/2026	4.250%	56,000	41,342
08/31/2026	5.500%	198,000	151,485
07/15/2027	5.375%	23,000	16,899
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	75,000	71,548
Total			639,258
Life Insurance 0.9%
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	389,000	332,515
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
10/15/2070	3.729%	305,000	203,530
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	300,000	289,632
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	340,000	303,154
Total			1,128,831

Columbia Variable Portfolio – Strategic Income Fund | Third Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Media and Entertainment 2.0%
Cengage Learning, Inc.(a)
06/15/2024	9.500%		208,000	195,108
Clear Channel International BV(a)
08/01/2025	6.625%		68,000	63,244
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%		90,000	67,433
06/01/2029	7.500%		81,000	58,839
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%		73,000	61,871
iHeartCommunications, Inc.
05/01/2026	6.375%		12,000	11,133
iHeartCommunications, Inc.(a)
08/15/2027	5.250%		58,000	49,438
Magallanes, Inc.(a)
03/15/2052	5.141%		82,000	59,586
03/15/2062	5.391%		1,290,000	935,100
Netflix, Inc.
04/15/2028	4.875%		54,000	50,582
11/15/2028	5.875%		77,000	74,789
05/15/2029	4.625%	EUR	210,000	192,296
05/15/2029	6.375%		17,000	16,933
Netflix, Inc.(a)
11/15/2029	3.875%	EUR	100,000	86,466
11/15/2029	5.375%		53,000	49,847
06/15/2030	3.625%	EUR	100,000	83,829
06/15/2030	4.875%		308,000	281,192
Outfront Media Capital LLC/Corp.(a)
01/15/2029	4.250%		15,000	11,775
03/15/2030	4.625%		78,000	60,843
Playtika Holding Corp.(a)
03/15/2029	4.250%		69,000	55,157
Roblox Corp.(a)
05/01/2030	3.875%		56,000	45,571
Univision Communications, Inc.(a)
05/01/2029	4.500%		22,000	17,937
06/30/2030	7.375%		35,000	33,252
Total				2,562,221
Metals and Mining 0.4%
Allegheny Technologies, Inc.
10/01/2029	4.875%		16,000	13,353
10/01/2031	5.125%		63,000	51,744
Constellium SE(a)
06/15/2028	5.625%		69,000	56,716
04/15/2029	3.750%		291,000	213,409
Hudbay Minerals, Inc.(a)
04/01/2029	6.125%		143,000	115,481
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	13,000	10,631
06/01/2031	4.500%	55,000	39,954
Novelis Corp.(a)
11/15/2026	3.250%	28,000	23,538
08/15/2031	3.875%	33,000	24,629
Total			549,455
Midstream 2.4%
Cheniere Energy Partners LP
10/01/2029	4.500%	69,000	60,923
03/01/2031	4.000%	33,000	27,730
01/31/2032	3.250%	94,000	72,204
CNX Midstream Partners LP(a)
04/15/2030	4.750%	40,000	31,453
DCP Midstream Operating LP
04/01/2044	5.600%	32,000	28,659
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	32,000	30,506
DT Midstream, Inc.(a)
06/15/2029	4.125%	33,000	27,885
06/15/2031	4.375%	42,000	34,634
Enterprise Products Operating LLC
03/15/2044	4.850%	48,000	40,122
01/31/2060	3.950%	116,000	79,843
EQM Midstream Partners LP(a)
07/01/2027	6.500%	22,000	20,413
01/15/2029	4.500%	73,000	59,199
01/15/2031	4.750%	257,000	203,977
EQM Midstream Partners LP
07/15/2048	6.500%	223,000	170,385
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%	400,000	309,999
09/30/2040	3.250%	200,000	146,473
Holly Energy Partners LP/Finance Corp.(a)
04/15/2027	6.375%	26,000	24,832
02/01/2028	5.000%	38,000	33,547
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	37,000	29,980
Kinder Morgan, Inc.
02/15/2046	5.050%	328,000	268,564
NuStar Logistics LP
10/01/2025	5.750%	87,000	80,593
06/01/2026	6.000%	93,000	85,578
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	702,000	503,694
Rockies Express Pipeline LLC(a)
05/15/2025	3.600%	26,000	23,463

8	Columbia Variable Portfolio – Strategic Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Superior Plus LP/General Partner, Inc.(a)
03/15/2029	4.500%		21,000	17,465
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%		96,000	80,733
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%		81,000	69,624
08/15/2031	4.125%		170,000	140,881
11/01/2033	3.875%		264,000	209,045
Williams Companies, Inc. (The)
09/15/2045	5.100%		220,000	186,301
Total				3,098,705
Natural Gas 0.3%
NiSource, Inc.
05/15/2047	4.375%		465,000	368,947
Oil Field Services 0.2%
Transocean Sentry Ltd.(a)
05/15/2023	5.375%		296,696	285,970
Other Industry 0.0%
Hillenbrand, Inc.
03/01/2031	3.750%		21,000	16,144
Other REIT 0.4%
Blackstone Mortgage Trust, Inc.(a)
01/15/2027	3.750%		60,000	49,285
Digital Dutch Finco BV(a)
03/15/2030	1.500%	EUR	116,000	87,278
Digital Intrepid Holding BV(a)
07/18/2032	1.375%	EUR	100,000	66,800
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%		42,000	38,642
02/01/2027	4.250%		102,000	83,470
06/15/2029	4.750%		115,000	86,176
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%		97,000	78,561
RHP Hotel Properties LP/Finance Corp.(a)
02/15/2029	4.500%		15,000	12,482
RLJ Lodging Trust LP(a)
07/01/2026	3.750%		20,000	17,075
Total				519,769
Packaging 0.3%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%		26,000	24,621
09/01/2029	4.000%		135,000	99,162
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%		18,000	14,973
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BWAY Holding Co.(a)
04/15/2024	5.500%	42,000	39,850
CANPACK SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%	38,000	33,686
Canpack SA/US LLC(a)
11/15/2029	3.875%	84,000	65,860
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	19,000	17,146
08/15/2027	8.500%	39,000	34,489
Total			329,787
Pharmaceuticals 1.0%
1375209 BC Ltd.(a)
01/30/2028	9.000%	11,526	11,439
AbbVie, Inc.
11/14/2048	4.875%	221,000	194,059
11/21/2049	4.250%	447,000	358,680
Amgen, Inc.
03/01/2053	4.875%	191,000	168,204
02/22/2062	4.400%	284,000	220,894
Bausch Health Companies, Inc.(a)
02/01/2027	6.125%	41,000	28,440
06/01/2028	4.875%	73,000	47,030
09/30/2028	11.000%	20,484	16,541
10/15/2030	14.000%	4,080	2,224
Endo Dac/Finance LLC/Finco, Inc.(a),(i)
06/30/2028	0.000%	17,000	1,011
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	19,000	14,674
Organon Finance 1 LLC(a)
04/30/2028	4.125%	207,000	176,968
04/30/2031	5.125%	82,000	67,260
Total			1,307,424
Property & Casualty 0.7%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	129,000	110,640
10/15/2027	6.750%	79,000	68,459
11/01/2029	5.875%	50,000	41,041
AssuredPartners, Inc.(a)
08/15/2025	7.000%	26,000	24,127
01/15/2029	5.625%	51,000	39,849
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	337,000	258,774
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	67,000	52,813
GTCR AP Finance, Inc.(a)
05/15/2027	8.000%	11,000	10,138

Columbia Variable Portfolio – Strategic Income Fund | Third Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HUB International Ltd.(a)
05/01/2026	7.000%	193,000	183,144
12/01/2029	5.625%	62,000	51,780
Ryan Specialty Group LLC(a)
02/01/2030	4.375%	7,000	5,943
USI, Inc.(a)
05/01/2025	6.875%	39,000	37,444
Total			884,152
Railroads 0.2%
Union Pacific Corp.
01/20/2063	5.150%	292,000	271,012
Restaurants 0.2%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	18,000	17,844
01/15/2028	3.875%	66,000	57,412
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2029	4.625%	20,000	16,553
01/15/2030	6.750%	47,000	35,752
IRB Holding Corp.(a)
06/15/2025	7.000%	124,000	123,458
Yum! Brands, Inc.
04/01/2032	5.375%	53,000	46,964
Total			297,983
Retailers 0.8%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	14,000	11,187
02/15/2032	5.000%	14,000	10,842
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	21,000	16,956
L Brands, Inc.
11/01/2035	6.875%	60,000	50,123
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	67,000	52,039
Lithia Motors, Inc.(a)
01/15/2031	4.375%	20,000	16,379
Lowe’s Companies, Inc.
04/01/2062	4.450%	224,000	167,925
09/15/2062	5.800%	700,000	643,635
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	37,000	31,844
02/15/2029	7.750%	47,000	42,031
Total			1,042,961
Supermarkets 0.0%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	19,000	16,747
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 2.2%
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	16,000	13,629
Block, Inc.
06/01/2031	3.500%	31,000	24,069
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	17,000	16,668
Broadcom, Inc.(a)
04/15/2034	3.469%	205,000	154,172
11/15/2036	3.187%	129,000	88,330
Camelot Finance SA(a)
11/01/2026	4.500%	35,000	31,993
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	26,000	21,490
07/01/2029	4.875%	64,000	50,069
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	54,000	44,212
Entegris Escrow Corp.(a)
04/15/2029	4.750%	22,000	19,516
06/15/2030	5.950%	81,000	73,917
Gartner, Inc.(a)
06/15/2029	3.625%	126,000	105,564
10/01/2030	3.750%	353,000	289,778
HealthEquity, Inc.(a)
10/01/2029	4.500%	58,000	49,000
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	44,000	33,080
HP, Inc.(a)
03/01/2029	4.750%	177,000	178,215
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	38,000	30,887
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	109,000	67,019
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	88,000	69,623
NCR Corp.(a)
10/01/2028	5.000%	100,000	78,995
04/15/2029	5.125%	54,000	40,472
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	138,000	137,193
07/15/2029	4.500%	36,000	35,971
07/15/2031	4.750%	29,000	28,522
NXP BV/Funding LLC/USA, Inc.
01/15/2033	5.000%	194,000	173,982
02/15/2042	3.125%	149,000	94,702
Oracle Corp.
04/01/2050	3.600%	202,000	126,384
03/25/2061	4.100%	287,000	181,661

10	Columbia Variable Portfolio – Strategic Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Picard Midco, Inc.(a)
03/31/2029	6.500%	17,000	14,362
PTC, Inc.(a)
02/15/2028	4.000%	40,000	35,125
Sensata Technologies BV(a)
09/01/2030	5.875%	50,000	46,748
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	97,000	88,398
Switch Ltd.(a)
09/15/2028	3.750%	27,000	26,831
06/15/2029	4.125%	53,000	52,619
Synaptics, Inc.(a)
06/15/2029	4.000%	23,000	18,729
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	28,000	27,292
Verscend Escrow Corp.(a)
08/15/2026	9.750%	97,000	93,442
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	152,000	124,299
Total			2,786,958
Transportation Services 0.1%
Adani Ports & Special Economic Zone Ltd.(a)
07/03/2029	4.375%	200,000	166,633
Wireless 1.3%
Altice France Holding SA(a)
02/15/2028	6.000%	75,000	48,089
Altice France SA(a)
02/01/2027	8.125%	28,000	25,019
07/15/2029	5.125%	64,000	47,831
10/15/2029	5.500%	35,000	26,332
American Tower Corp.
08/15/2029	3.800%	268,000	235,459
06/15/2030	2.100%	75,000	57,392
SBA Communications Corp.
02/15/2027	3.875%	44,000	39,073
02/01/2029	3.125%	112,000	90,057
Sprint Capital Corp.
11/15/2028	6.875%	178,000	182,944
03/15/2032	8.750%	56,000	64,907
Sprint Corp.
06/15/2024	7.125%	17,000	17,280
T-Mobile US, Inc.
02/15/2029	2.625%	50,000	41,275
02/15/2031	2.875%	95,000	76,241
04/15/2031	3.500%	557,000	470,062
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	51,000	38,546
07/15/2031	4.750%	247,000	192,372
Total			1,652,879
Wirelines 0.9%
AT&T, Inc.
12/01/2057	3.800%	567,000	383,641
CenturyLink, Inc.
12/01/2023	6.750%	49,000	50,038
04/01/2024	7.500%	65,000	67,037
04/01/2025	5.625%	65,000	62,614
CenturyLink, Inc.(a)
12/15/2026	5.125%	31,000	26,779
02/15/2027	4.000%	28,000	23,758
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	47,000	37,768
03/01/2028	6.125%	29,000	20,387
Frontier Communications Holdings LLC(a)
10/15/2027	5.875%	45,000	40,386
05/15/2030	8.750%	19,000	19,033
Iliad Holding SAS(a)
10/15/2026	6.500%	128,000	111,872
10/15/2028	7.000%	94,000	80,593
Network i2i Ltd.(a),(g)
12/31/2049	5.650%	200,000	183,929
Total			1,107,835
Total Corporate Bonds & Notes (Cost $57,612,806)			47,738,709

Foreign Government Obligations(j),(k) 4.7%

Angola 0.1%
Angolan Government International Bond(a)
11/26/2029	8.000%	200,000	150,506
Azerbaijan 0.1%
Republic of Azerbaijan International Bond(a)
09/01/2032	3.500%	165,000	132,534
Brazil 0.1%
Brazilian Government International Bond
06/12/2030	3.875%	202,000	167,367
Canada 0.2%
MEGlobal Canada ULC(a)
05/18/2025	5.000%	200,000	195,096

Columbia Variable Portfolio – Strategic Income Fund | Third Quarter Report 2022	11

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2022 (Unaudited)
Foreign Government Obligations(j),(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
NOVA Chemicals Corp.(a)
06/01/2027	5.250%		70,000	59,561
05/15/2029	4.250%		45,000	35,161
Total				289,818
Colombia 0.6%
Colombia Government International Bond
06/15/2045	5.000%		300,000	182,915
05/15/2049	5.200%		273,000	168,491
Ecopetrol SA
04/29/2030	6.875%		446,000	375,733
Total				727,139
Dominican Republic 0.4%
Dominican Republic International Bond(a)
01/25/2027	5.950%		218,000	203,898
04/30/2044	7.450%		200,000	168,091
01/27/2045	6.850%		200,000	155,825
Total				527,814
Egypt 0.3%
Egypt Government International Bond(a)
04/11/2031	6.375%	EUR	100,000	57,032
05/29/2032	7.625%		200,000	120,185
01/31/2047	8.500%		250,000	138,570
Total				315,787
Guatemala 0.1%
Guatemala Government Bond(a)
06/01/2050	6.125%		200,000	163,787
Indonesia 0.3%
Indonesia Government International Bond
10/30/2049	3.700%		200,000	144,071
PT Pertamina Persero(a)
05/30/2044	6.450%		200,000	182,864
Total				326,935
Ivory Coast 0.1%
Ivory Coast Government International Bond(a)
10/17/2031	5.875%	EUR	200,000	141,793
Mexico 0.8%
Mexican Bonos
05/31/2029	8.500%	MXN	8,500,000	398,323
Mexico Government International Bond
04/16/2030	3.250%		200,000	167,459
Foreign Government Obligations(j),(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Petroleos Mexicanos
01/28/2031	5.950%		22,000	14,851
02/16/2032	6.700%		175,000	123,100
09/21/2047	6.750%		183,000	101,928
01/23/2050	7.690%		300,000	183,444
Total				989,105
Oman 0.1%
Oman Government International Bond(a)
01/17/2048	6.750%		200,000	159,628
Panama 0.1%
Panama Government International Bond
01/19/2033	3.298%		200,000	154,767
Paraguay 0.1%
Paraguay Government International Bond(a)
08/11/2044	6.100%		200,000	166,165
Qatar 0.3%
Qatar Government International Bond(a)
03/14/2049	4.817%		200,000	184,497
Qatar Petroleum(a)
07/12/2031	2.250%		200,000	160,775
Total				345,272
Romania 0.1%
Romanian Government International Bond(a)
04/03/2049	4.625%	EUR	150,000	97,019
Saudi Arabia 0.3%
Saudi Arabian Oil Co.(a)
11/24/2030	2.250%		253,000	203,935
Saudi Government International Bond(a)
10/22/2030	3.250%		200,000	179,599
Total				383,534
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2029	4.850%		200,000	164,863
Ukraine 0.1%
Ukraine Government International Bond(a)
09/01/2028	7.750%		200,000	41,429
09/25/2034	7.375%		420,000	76,290
03/15/2035	7.253%		200,000	36,228
Total				153,947
United Arab Emirates 0.3%
DP World Crescent Ltd.(a)
07/18/2029	3.875%		200,000	180,698

12	Columbia Variable Portfolio – Strategic Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2022 (Unaudited)
Foreign Government Obligations(j),(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
DP World Ltd.(a)
09/25/2048	5.625%		200,000	173,481
Total				354,179
United Kingdom 0.1%
NAK Naftogaz Ukraine via Kondor Finance PLC(a)
07/19/2024	7.125%	EUR	200,000	43,651
Total Foreign Government Obligations (Cost $7,989,159)				5,955,610

Residential Mortgage-Backed Securities - Agency 31.5%

Federal Home Loan Mortgage Corp.
05/01/2052	3.000%		1,477,368	1,293,179
07/01/2052- 08/01/2052	4.000%		2,983,543	2,783,149
Federal Home Loan Mortgage Corp.(d),(l)
CMO Series 4620 Class AS
11/15/2042	0.000%		593,021	25,288
Federal National Mortgage Association
11/01/2051- 05/01/2052	3.000%		10,755,672	9,412,714
05/01/2052	3.500%		4,910,815	4,462,186
Federal National Mortgage Association(d),(l)
CMO Series 2006-5 Class N1
08/25/2034	0.000%		1,345,532	13
Federal National Mortgage Association(l)
CMO Series 2012-133 Class EI
07/25/2031	3.500%		184,071	4,631
CMO Series 2013-1 Class AI
02/25/2043	3.500%		697,375	97,555
CMO Series 2021-3 Class TI
02/25/2051	2.500%		2,283,803	381,497
Federal National Mortgage Association(b),(l)
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	3.066%		256,963	29,813
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	2.916%		473,951	46,085
CMO Series 2017-47 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 06/25/2047	3.016%		364,476	54,704
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-56 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	3.066%	745,094	94,362
CMO Series 2018-76 Class SN
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	3.066%	325,995	40,013
Government National Mortgage Association(l)
CMO Series 2014-190 Class AI
12/20/2038	3.500%	823,574	77,737
CMO Series 2020-138 Class GI
09/20/2050	3.000%	814,056	122,632
CMO Series 2021-140 Class IW
08/20/2051	3.500%	1,109,372	189,492
CMO Series 2021-16 Class KI
01/20/2051	2.500%	1,326,403	191,990
CMO Series 2021-57 Class KI
03/20/2051	3.500%	1,579,250	275,687
CMO Series 2021-89 Class IO
05/20/2051	3.000%	1,148,989	173,884
CMO Series 2021-9 Class MI
01/20/2051	2.500%	1,019,904	134,601
Government National Mortgage Association(b),(l)
CMO Series 2016-20 Class SQ
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 02/20/2046	3.086%	419,495	39,284
CMO Series 2017-129 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	3.186%	343,996	34,193
CMO Series 2017-133 Class SM
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2047	3.236%	376,844	34,639
CMO Series 2018-124 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2048	3.186%	636,206	56,866
CMO Series 2018-155 Class ES
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 11/20/2048	3.086%	491,236	41,866

Columbia Variable Portfolio – Strategic Income Fund | Third Quarter Report 2022	13

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-168 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/20/2048	3.086%	443,814	38,676
CMO Series 2018-67 Class SP
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	3.186%	805,239	73,602
CMO Series 2019-152 Class BS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 12/20/2049	3.036%	890,695	80,758
CMO Series 2019-23 Class LS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	3.036%	301,460	30,975
CMO Series 2019-29 Class DS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 03/20/2049	3.036%	700,220	55,029
CMO Series 2019-41 Class AS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 03/20/2049	3.036%	582,499	57,716
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	3.136%	464,573	47,640
CMO Series 2019-59 Class JS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	3.136%	440,699	45,712
CMO Series 2021-155 Class SG
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 09/20/2051	3.286%	1,237,275	169,107
Government National Mortgage Association TBA(m)
10/20/2052	3.000%	2,000,000	1,767,266
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(m)
10/18/2037	3.000%	1,000,000	928,281
10/13/2052	3.500%	2,500,000	2,249,805
10/13/2052	4.000%	8,500,000	7,886,738
10/13/2052	5.000%	7,000,000	6,818,473
Total Residential Mortgage-Backed Securities - Agency (Cost $43,264,778)			40,347,838

Residential Mortgage-Backed Securities - Non-Agency 18.4%

510 Asset Backed Trust(a),(d)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	402,225	373,225
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-2A Class M1B
1-month USD LIBOR + 1.450% Floor 1.450% 04/25/2029	4.534%	14,992	14,826
CMO Series 2020-3A Class M2
1-month USD LIBOR + 4.850% Floor 4.850% 10/25/2030	7.934%	550,000	555,697
CMO Series 2021-1A Class M1C
30-day Average SOFR + 2.950% Floor 2.950% 03/25/2031	4.464%	300,000	290,317
BRAVO Residential Funding Trust(a),(d)
CMO Series 2021-B Class A1
04/01/2069	2.115%	322,573	306,246
BVRT Financing Trust(a),(b),(c)
CMO Series 2021-2F Class M2
30-day Average SOFR + 2.500% Floor 2.500% 01/10/2032	3.761%	133,420	134,067
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	500,000	500,000
BVRT Financing Trust(a),(b),(c),(e)
CMO Series 2021-CRT1 Class M4
1-month USD LIBOR + 3.500% Floor 3.500% 07/10/2032	3.589%	875,000	856,341
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	5.834%	500,000	491,924
CIM Trust(a),(d)
CMO Series 2021-NR4 Class A1
10/25/2061	2.816%	244,972	225,727

14	Columbia Variable Portfolio – Strategic Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut Avenue Securities Trust(a),(b)
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	8.281%	750,000	665,629
Subordinated CMO Series 2022-R02 Class 2B1
30-day Average SOFR + 4.500% 01/25/2042	6.781%	400,000	354,664
Subordinated CMO Series 2022-R07 Class 1B2
30-day Average SOFR + 12.000% 06/25/2042	14.281%	300,000	317,943
CTS Corp.(a)
CMO Series 2015-6R Class 3A2
02/27/2036	3.750%	277,330	266,075
Eagle Re Ltd.(a),(b)
CMO Series 2019-1 Class M2
1-month USD LIBOR + 3.300% 04/25/2029	6.384%	350,000	342,298
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 10/25/2033	4.883%	275,000	271,650
Fannie Mae Connecticut Avenue Securities(a),(b)
Subordinated CMO Series 2021-R02 Class 2B1
30-day Average SOFR + 3.300% 11/25/2041	8.481%	200,000	180,571
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2022-HQA1 Class M2
30-day Average SOFR + 5.250% 03/25/2042	7.531%	400,000	368,263
Subordinated CMO Series 2020-DNA4 Class B1
1-month USD LIBOR + 6.000% 08/25/2050	9.084%	700,000	726,481
Subordinated CMO Series 2020-DNA6 Class B1
30-day Average SOFR + 3.000% 12/25/2050	5.281%	600,000	561,663
Subordinated CMO Series 2021-DNA5 Class B1
30-day Average SOFR + 3.050% 01/25/2034	5.331%	500,000	432,166
Subordinated CMO Series 2021-HQA1 Class B2
30-day Average SOFR + 5.000% 08/25/2033	7.281%	250,000	194,312
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	6.281%	750,000	689,110
Subordinated CMO Series 2022-DNA2 Class B1
30-day Average SOFR + 4.750% 02/25/2042	7.031%	450,000	416,873
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2022-DNA2 Class B2
30-day Average SOFR + 8.500% 02/25/2042	10.781%	350,000	305,139
Loan Revolving Advance Investment Trust(a),(b),(c),(e)
CMO Series 2021-2 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 06/30/2023	4.721%	300,000	300,000
New York Mortgage Trust(a),(d)
CMO Series 2021-BPL1 Class A1
05/25/2026	2.239%	400,000	383,657
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	275,361	251,622
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1C
30-day Average SOFR + 3.000% Floor 3.000% 10/25/2033	5.281%	200,000	188,824
PMT Credit Risk Transfer Trust(a),(b)
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	5.863%	295,133	283,567
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	5.934%	2,350,000	2,332,800
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	5.734%	3,450,000	3,380,311
Point Securitization Trust(a),(d)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	434,586	413,923
Preston Ridge Partners Mortgage(a),(d)
CMO Series 2021-4 Class A1
04/25/2026	1.867%	295,985	271,190
Preston Ridge Partners Mortgage Trust(a),(d)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	294,067	272,078
CMO Series 2021-2 Class A1
03/25/2026	2.115%	265,126	250,283
CMO Series 2021-3 Class A1
04/25/2026	1.867%	301,504	282,133
Pretium Mortgage Credit Partners(a),(d)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	424,162	382,654

Columbia Variable Portfolio – Strategic Income Fund | Third Quarter Report 2022	15

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pretium Mortgage Credit Partners I LLC(a),(d)
CMO Series 2021-NPL1 Class A1
09/27/2060	2.240%	189,922	179,852
Pretium Mortgage Credit Partners LLC(a),(d)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	193,624	179,141
Radnor Re Ltd.(a),(b)
CMO Series 2021-1 Class M2
30-day Average SOFR + 3.150% 12/27/2033	5.431%	400,000	356,871
Stonnington Mortgage Trust(a),(c),(d),(e)
CMO Series 2020-1 Class A
07/28/2024	3.500%	98,214	98,214
Toorak Mortgage Corp., Ltd.(a),(d)
CMO Series 2021-1 Class A1
06/25/2024	2.240%	400,000	385,491
Triangle Re Ltd.(a),(b)
CMO Series 2021-1 Class M1C
1-month USD LIBOR + 3.400% Floor 3.400% 08/25/2033	6.484%	168,800	168,747
CMO Series 2021-2 Class M1C
1-month USD LIBOR + 4.500% Floor 4.500% 10/25/2033	7.584%	500,000	505,717
CMO Series 2021-2 Class M2
1-month USD LIBOR + 5.500% Floor 5.500% 10/25/2033	8.584%	250,000	242,081
VCAT Asset Securitization LLC(a),(d)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	413,826	384,696
VCAT LLC(a),(d)
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	523,913	479,370
Vericrest Opportunity Loan Transferee(a),(d)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	492,514	466,607
Vericrest Opportunity Loan Transferee XCIII LLC(a),(d)
CMO Series 2021-NPL2 Class A1
02/27/2051	1.893%	351,084	330,967
Verus Securitization Trust(a),(d)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	400,000	374,347
CMO Series 2020-NPL1 Class A1
08/25/2050	3.598%	4,613	4,605
Subordinated CMO Series 2019-INV3 Class B1
11/25/2059	3.731%	300,000	284,497
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Visio Trust(a),(d)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	200,000	173,592
Subordinated CMO Series 2019-2 Class B1
11/25/2054	3.910%	100,000	87,047
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $24,365,293)			23,536,091

Senior Loans 8.3%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.4%
American Airlines, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 1.750% 01/29/2027	4.871%	484,896	444,892
Automotive 0.3%
Clarios Global LP(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.250% 04/30/2026	6.365%	422,604	398,833
Building Materials 0.3%
CP Atlas Buyer, Inc.(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 11/23/2027	2.750%	493,848	428,166
Cable and Satellite 0.5%
Cogeco Communications Finance LP(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 01/03/2025	5.115%	47,846	46,171
Virgin Media Bristol LLC(b),(n)
Tranche Q Term Loan
1-month USD LIBOR + 3.250% 01/31/2029	6.068%	600,000	579,750
Total			625,921
Chemicals 0.9%
ColourOz Investment 1 GmbH(b),(n)
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 09/21/2023	7.009%	46,635	37,658
ColourOz Investment 2 LLC(b),(n)
Tranche B2 1st Lien Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 09/21/2023	7.009%	282,106	227,801

16	Columbia Variable Portfolio – Strategic Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ineos US Finance LLC(b),(n)
Term Loan
3-month USD LIBOR + 2.000% 04/01/2024	5.115%	484,733	468,111
Nouryon Finance BV(b),(n)
Term Loan
1-month USD LIBOR + 2.750% 10/01/2025	5.865%	369,880	346,300
Total			1,079,870
Consumer Cyclical Services 0.9%
8th Avenue Food & Provisions, Inc.(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.750% 10/01/2025	2.500%	33,395	29,127
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	10.865%	63,566	52,521
Arches Buyer, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 12/06/2027	6.365%	490,000	439,471
Uber Technologies, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 3.500% 02/25/2027	6.570%	695,976	677,088
Total			1,198,207
Diversified Manufacturing 0.4%
TK Elevator Midco GmbH(b),(n)
Tranche B1 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 07/30/2027	6.871%	491,315	470,027
Electric 0.7%
Constellation Renewables LLC(b),(n)
Term Loan
1-month USD LIBOR + 2.500% Floor 1.000% 12/15/2027	5.570%	461,237	450,744
PG&E Corp.(b),(n)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 06/23/2025	6.125%	488,750	466,512
Total			917,256
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 0.2%
Caesars Resort Collection LLC(b),(n)
Tranche B1 Term Loan
1-month USD LIBOR + 3.500% 07/21/2025	6.615%	280,278	275,751
Health Care 0.3%
Medline Borrower LP(b),(n)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 10/23/2028	2.250%	465,500	427,241
Media and Entertainment 0.3%
Gray Television, Inc.(b),(n)
Tranche C Term Loan
3-month USD LIBOR + 2.500% 01/02/2026	5.064%	425,886	411,938
Pharmaceuticals 0.3%
Grifols Worldwide Operations Ltd.(b),(n)
Tranche B Term Loan
1-month USD LIBOR + 2.000% 11/15/2027	5.115%	393,519	372,804
Property & Casualty 0.3%
Asurion LLC(b),(n)
Tranche B8 Term Loan
1-month USD LIBOR + 3.250% 12/23/2026	6.365%	439,421	371,587
Technology 2.1%
Avaya, Inc.(b),(n)
Tranche B1 Term Loan
1-month USD LIBOR + 4.250% 12/15/2027	7.068%	277,008	148,285
Endurance International Group Holdings, Inc.(b),(n)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.750% 02/10/2028	6.185%	874,235	734,358
GoTo Group, Inc.(b),(n)
1st Lien Term Loan
1-month USD LIBOR + 4.750% 08/31/2027	7.802%	493,719	341,120
MA FinanceCo LLC(b),(n)
Tranche B4 Term Loan
1-month USD LIBOR + 4.250% Floor 1.000% 06/05/2025	7.418%	477,801	468,694

Columbia Variable Portfolio – Strategic Income Fund | Third Quarter Report 2022	17

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Misys Ltd.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/13/2024	6.871%	493,159	426,089
Peraton Corp.(b),(n)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 02/01/2028	6.865%	564,149	533,685
Total			2,652,231
Wireless 0.4%
SBA Senior Finance II LLC(b),(n)
Term Loan
3-month USD LIBOR + 1.750% 04/11/2025	4.870%	487,277	473,268
Total Senior Loans (Cost $11,571,021)			10,547,992

U.S. Treasury Obligations 3.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
04/30/2024	2.500%	1,635,000	1,589,271
05/15/2032	2.875%	2,905,000	2,687,579
Total U.S. Treasury Obligations (Cost $4,555,938)			4,276,850
Options Purchased Calls 0.2%
Value ($)
(Cost $920,665)	237,470

Money Market Funds 3.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(o),(p)	4,367,828	4,365,645
Total Money Market Funds (Cost $4,365,628)		4,365,645
Total Investments in Securities (Cost: $163,687,323)		145,126,389
Other Assets & Liabilities, Net		(17,220,137)
Net Assets		127,906,252

At September 30, 2022, securities and/or cash totaling $2,998,067 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
4,500,000 MXN	224,809 USD	Citi	11/10/2022	2,932	—
960,000 EUR	968,481 USD	UBS	11/10/2022	25,150	—
63,000 EUR	60,987 USD	UBS	11/10/2022	—	(919)
Total				28,082	(919)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	20	12/2022	USD	2,528,125	—	(210,822)
U.S. Treasury 10-Year Note	56	12/2022	USD	6,275,500	14,550	—
U.S. Ultra Treasury Bond	13	12/2022	USD	1,781,000	—	(164,097)
Total					14,550	(374,919)

18	Columbia Variable Portfolio – Strategic Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2022 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bobl	(58)	12/2022	EUR	(6,945,500)	168,180	—
Euro-Bund	(55)	12/2022	EUR	(7,616,950)	2,922	—
Euro-Schatz	(80)	12/2022	EUR	(8,573,200)	76,781	—
Japanese 10-Year Government Bond	(9)	12/2022	JPY	(1,334,700,000)	5,289	—
U.S. Treasury 2-Year Note	(81)	12/2022	USD	(16,636,641)	272,550	—
U.S. Treasury 5-Year Note	(52)	12/2022	USD	(5,590,406)	189,181	—
Total					714,903	—

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	3,730,000	3,730,000	2.25	04/27/2023	89,520	14,072
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	7,640,000	7,640,000	2.50	05/12/2023	228,436	50,521
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	5,230,000	5,230,000	2.25	05/26/2023	107,215	24,645
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	8,000,000	8,000,000	2.75	06/26/2023	259,800	97,711
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	7,640,000	7,640,000	2.50	05/12/2023	235,694	50,521
Total							920,665	237,470

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	(6,820,000)	(6,820,000)	3.75	12/29/2022	(102,300)	(112,078)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 6.361%	28-Day MXN TIIE-Banxico	Receives at Maturity, Pays at Maturity	Morgan Stanley	10/24/2025	MXN	17,000,000	(72,602)	—	—	—	(72,602)
Fixed rate of 5.985%	28-Day MXN TIIE-Banxico	Receives at Maturity, Pays at Maturity	Morgan Stanley	01/21/2026	MXN	8,000,000	(40,623)	—	—	—	(40,623)
Fixed rate of 5.960%	28-Day MXN TIIE-Banxico	Receives at Maturity, Pays at Maturity	Morgan Stanley	02/02/2026	MXN	20,000,000	(101,744)	—	—	—	(101,744)
3-Month USD LIBOR	Fixed rate of 1.781%	Receives Quarterly, Pays SemiAnnually	Morgan Stanley	08/09/2049	USD	2,100,000	614,434	—	—	614,434	—
Total							399,465	—	—	614,434	(214,969)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	200,000	32,437	(100)	6,849	—	25,488	—

Columbia Variable Portfolio – Strategic Income Fund | Third Quarter Report 2022	19

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2022 (Unaudited)
Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 39	Morgan Stanley	12/20/2027	5.000	Quarterly	USD	17,176,000	(139,322)	—	—	—	(139,322)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	8.960	USD	500,000	(93,672)	250	—	(109,828)	16,406	—
Markit CMBX North America Index, Series 10 BBB-	Goldman Sachs International	11/17/2059	3.000	Monthly	8.960	USD	250,000	(46,836)	125	—	(28,365)	—	(18,346)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	8.960	USD	500,000	(93,672)	250	—	(108,763)	15,341	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	8.960	USD	250,000	(46,835)	125	—	(39,254)	—	(7,456)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	8.960	USD	500,000	(93,671)	250	—	(84,251)	—	(9,170)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	8.960	USD	500,000	(93,672)	250	—	(81,129)	—	(12,293)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	8.960	USD	500,000	(93,672)	250	—	(98,434)	5,012	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	8.960	USD	500,000	(93,672)	250	—	(81,129)	—	(12,293)
Total								(655,702)	1,750	—	(631,153)	36,759	(59,558)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
28-Day MXN TIIE-Banxico	Interbank Equilibrium Interest Rate	9.535%
3-Month USD LIBOR	London Interbank Offered Rate	3.755%
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2022, the total value of these securities amounted to $58,535,761, which represents 45.76% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2022.
(c)	Valuation based on significant unobservable inputs.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2022.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2022, the total value of these securities amounted to $1,254,555, which represents 0.98% of total net assets.
(f)	Non-income producing investment.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2022.
(h)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(i)	Represents a security in default.
20	Columbia Variable Portfolio – Strategic Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(j)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(k)	Principal and interest may not be guaranteed by a governmental entity.
(l)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(m)	Represents a security purchased on a when-issued basis.
(n)	The stated interest rate represents the weighted average interest rate at September 30, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(o)	The rate shown is the seven-day current annualized yield at September 30, 2022.
(p)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	8,799,251	71,483,508	(75,917,336)	222	4,365,645	(3,147)	67,335	4,367,828
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
EUR	Euro
JPY	Japanese Yen
MXN	Mexican Peso
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Strategic Income Fund | Third Quarter Report 2022	21

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7026_12_A01_(11/22)